Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000232090 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000232090 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000232090 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	9.48%
C000232090 | Fannie Mae Pool 08/01/2039
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000232090 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000232090 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000232090 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000232090 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000232090 | Constellation Energy Generation LLC 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000232090 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000232090 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000232090 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000232090 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232090 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232090 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232090 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.31%
C000232090 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.66%
C000232090 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	13.15%
C000232090 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000232090 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000232090 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000232088 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000232088 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000232088 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	9.48%
C000232088 | Fannie Mae Pool 08/01/2039
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000232088 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000232088 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	6.41%
C000232088 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000232088 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000232088 | Constellation Energy Generation LLC 10/01/2039
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000232088 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000232088 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000232088 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000232088 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232088 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232088 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232088 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.31%
C000232088 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.66%
C000232088 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	13.15%
C000232088 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000232088 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000232088 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.46%